PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2019	2018
Cost:
Lab equipment	$17,548	$16,038
Computers and peripheral equipment	22,374	20,680
Office furniture and equipment	1,356	1,197
Leasehold improvements	2,557	2,212
Lease equipment	930	-

	44,765	40,127
Accumulated depreciation:
Lab equipment	14,548	13,273
Computers and peripheral equipment	20,145	19,039
Office furniture and equipment	659	598
Leasehold improvements	1,162	968
Lease equipment	116	-

	36,630	33,878

Depreciated cost	$8,135	$6,249